SUPPLEMENT DATED JUNE 24, 2016 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2016

New York Life Access Variable Annuity

New York Life Complete Access Variable Annuity

New York Life Complete Access Variable Annuity II

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Income Plus Variable Annuity

New York Life Income Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

New York Life Variable Annuity

Facilitator® Multi-Funded Retirement Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I NYLIAC Variable Annuity Separate Account-II NYLIAC Variable Annuity Separate Account-III	NYLIAC Variable Annuity Separate Account-IV NYLIAC MFA Separate Account-I NYLIAC MFA Separate Account-II

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

This supplement describes the following changes, as applicable, to (i) the MainStay VP Cornerstone Growth Portfolio that will become effective on or about July 29, 2016 and (ii) the MainStay VP Cash Management Portfolio that will become effective on or about August 26, 2016.

The Prospectuses (other than Facilitator® Multi-Funded Retirement Annuity) are revised as follows:

MainStay VP Cornerstone Growth Portfolio (the “Cornerstone Portfolio”):

1.	Change in Subadviser. The Cornerstone Portfolio’s current subadviser will be replaced with Cornerstone Capital Management Holdings LLC.

2.	Fees and Expenses. The following will replace the existing entry or entries, as applicable, in the table titled “Annual Portfolio Company Operating Expenses”:

Fund	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Fund Annual Expense	Fee Waiver And/Or Expense Reimbursement	Total Fund Annual Expense after Fee Waiver And/Or Expense Reimbursement
MainStay VP Cornerstone Growth – Service Class	0.70%	0.25%	0.04%	0.99%	(--)	0.99%
MainStay VP Cornerstone Growth – Initial Class	0.70%	0.00%	0.04%	0.74%	(--)	0.74%

The Prospectuses are revised as follows:

MainStay VP Cash Management Portfolio:

1.	Name Change. The MainStay VP Cash Management Portfolio will be renamed MainStay VP U.S. Government Money Market Portfolio. All references to MainStay VP Cash Management Portfolio will be deleted and replaced with MainStay VP U.S. Government Money Market Portfolio.

2.	Delete and replace the section titled, “New York Life Insurance and Annuity Corporation and the Separate Account – Money Market Fund Fees and Gates” with the following:

Money Market Fund Fees and Gates

The SEC has adopted rules that provide that all money market funds can impose liquidity fees and/or suspend redemptions under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed, and the suspensions of redemptions (redemption “gates”) can last for ten (10) business days. Money market funds can impose these fees and gates (which could be applied to all Policy transfers, surrenders, withdrawals and benefit payments from that portfolio) based on the liquidity of the fund’s assets and other factors. All types of money market funds have the ability to impose these fees and gates, but government money market funds (that invest at least 99.5% of their assets in cash, U.S. government securities and/or repurchase agreements that are secured by cash or government securities) are less likely to impose such fees and gates.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010

SUPPLEMENT DATED JUNE 24, 2016 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2016

New York Life Access Variable Annuity

New York Life Complete Access Variable Annuity

New York Life Complete Access Variable Annuity II

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Income Plus Variable Annuity

New York Life Income Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-III NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

NYLIAC has filed an application with the Securities and Exchange Commission (the “SEC”) for an order permitting each of NYLIAC’s above referenced separate accounts to substitute shares of the Existing Portfolio with shares of the Replacement Portfolio below. NYLIAC anticipates that, if such order is granted, the SEC will issue the order approving the foregoing substitution early August 2016. The effective date established for the substitution is expected to be on or about August 26, 2016 (the “Effective Date”). All expenses incurred in connection with the substitution will be paid by either NYLIAC or an affiliate. You will not incur any fees, charges or any tax liability because of the substitution.

Proposed Substitution
Existing Portfolio	Replacement Portfolio
Royce Micro-Cap Portfolio – Investment Class	MainStay VP Small Cap Core Portfolio – Service Class

Prior to the Effective Date. For thirty (30) days before the Effective Date, if you have allocations in the Existing Portfolio, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer will be based on the Accumulation Unit value of the Investment Division for the Existing Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Investment Division for the Existing Portfolio to other investment options that we currently offer.

Until the Effective Date, we will continue to process automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep), involving the Existing Portfolio, unless you provide us with alternate allocation instructions. Also note that the Existing Portfolio will not accept new premium payment allocations or transfers as of the Effective Date. We have included the prospectus for the Replacement Portfolio along with this supplement.

On the Effective Date. Any of your allocations that remain in the Existing Portfolio will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the Investment Division for the Replacement Portfolio. All policyowners affected by the substitution will receive a written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the substitution will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date; however, the number of units you receive in the Investment Division for the Replacement Portfolio may be different from the number of units in the Investment Division for the Existing Portfolio. There will also be no change to your policy’s death benefit as a result of the substitution.

After the Effective Date. Immediately following the Effective Date, the Existing Portfolio will no longer be available as an investment option under the policies. In addition, for the thirty (30) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of the Investment Division for the Replacement Portfolio to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your Policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer will be based on the Accumulation Unit value of the Investment Division for the Replacement Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Replacement Portfolio to other investment options that we currently offer.

We will also continue to process automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) after the Effective Date, except that allocations previously processed to or from the Existing Portfolio will be processed to or from the Replacement Portfolio.

A complete list of the investment options that are available under your policy, other than the Replacement Portfolio, is set forth in the Prospectus for your policy. You may obtain a copy of the Prospectus for your policy by calling 1 (800) 598-2019. Information regarding the Replacement Portfolio, including the investment objectives, policies, risks and fees and expenses, is contained in the Replacement Portfolio’s prospectus included with this supplement.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010